Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
Receivables from franchise and managed hotels	78,125,555	61,730,297	8,827,315
Receivables from third-party merchandisers for sublease rental	11,325,847	12,520,056	1,790,344
Receivable from individual and corporate customers and travel agents	7,392,616	5,108,890	730,562
Receivables from distributors, supermarkets and franchise and managed restaurants	8,489,793	6,190,351	885,208
Less: allowances for credit losses	(5,645,777)	(4,214,100)	(602,608)
Total	99,688,034	81,335,494	11,630,821

Schedule of Movements in Allowance for Credit Losses

The movements in the allowance for credit losses were as follows:

	2023	2024	2025
	RMB	RMB	RMB	USD
Balance of the beginning of the year	8,840,708	3,532,016	5,645,777	807,335
Effect on the opening balance of adoption of ASU 2016-03	1,504,518	-	-	-
Provision	12,377,993	22,708,804	20,629,626	2,949,997
Write-off	(19,191,203)	(20,595,043)	(22,061,303)	(3,154,724)
Balance of the end of the year	3,532,016	5,645,777	4,214,100	602,608